COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to various commitments and contingencies, including contractual obligations and potential legal matters.

The Company evaluates such matters in accordance with ASC 450, Contingencies, and records a liability when it is probable that a loss has been incurred and the amount can be reasonably estimated. If a loss is reasonably possible but not probable, or if the amount cannot be reasonably estimated, the Company discloses the nature of the contingency.

As of March 31, 2026 and December 31, 2025, the Company was not subject to any material pending or threatened litigation, claims, or assessments, and did not have any material commitments or contingencies that required accrual or disclosure in the condensed consolidated financial statements.

15.	SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards for the accounting and disclosure of events that occur after the balance sheet date but before the financial statements are issued, the Company has evaluated all events and transactions that occurred after March 31, 2026 through the date the consolidated financial statements were issued.

Based on this evaluation, management determined that there were no subsequent events that required recognition or disclosure in the accompanying consolidated financial statements.

17.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to various commitments and contingencies, including contractual obligations and potential legal matters.

The Company evaluates such matters in accordance with ASC 450, Contingencies, and records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If a loss is reasonably possible but not probable, or if the amount cannot be reasonably estimated, the Company discloses the nature of the contingency.

As of December 31, 2025 and 2024, the Company was not subject to any material pending or threatened litigation, claims, or assessments, and did not have any material commitments or contingencies that required accrual or disclosure in the consolidated financial statements.